Other Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Summary of Detailed Information About Other Income and Expenses	2021 2020 Integration and restructuring related costs 43 60 Foreign exchange loss, net of related derivatives 42 18 Earnings of equity-accounted investees (89) (73) Bad debt expense 26 6 COVID-19 related expenses (Note 30) 45 48 Cloud computing transition adjustment 36 ‐ Loss on disposal of business ‐ 6 Net gain on disposal of investment in MOPCO ‐ (250) Other expenses 209 183 312 (2)